As filed with the Securities and Exchange Commission on August 29, 2007
                                     Investment Company Act File Number 811-8312


                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                    FORM N-Q
                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY


                                DAILY INCOME FUND
               (Exact name of registrant as specified in charter)


                                600 Fifth Avenue
                               New York, NY 10020
                   (Address of principal executive offices)       (Zip code)


                                  ANTHONY PACE
                     C/O REICH & TANG ASSET MANAGEMENT, LLC
                                600 FIFTH AVENUE
                            NEW YORK, NEW YORK 10020
                     (Name and address of agent for service)


Registrant's telephone number, including area code: 212-830-5200

Date of fiscal year end: March 31

Date of reporting period: June 30, 2007

ITEM 1: SCHEDULE OF INVESTMENTS
-------------------------------------------------------------------------------
DAILY INCOME FUND
MONEY MARKET PORTFOLIO
STATEMENT OF NET ASSETS
JUNE 30, 2007
(UNAUDITED)
===============================================================================


      Face                                                                                 Maturity    Current          Value
     Amount                                                                                  Date     Coupon (1)      (Note 1)
-----------                                                                                  ----     ----------      --------
Asset Back Commercial Paper (10.08%)
-----------------------------------------------------------------------------------------------------------------------------------
$     50,000,000  Chesham Finance Limited                                                  09/05/07     5.34%      $  49,516,917
     100,800,000  Chesham Finance Limited                                                  09/05/07     5.34          99,825,180
      30,000,000  Chesham Finance Limited                                                  07/02/07     5.40          29,995,500
      20,000,000  Chesham Finance Limited                                                  07/02/07     5.45          19,996,972
      16,000,000  Dorada Finance Incorporated                                              09/20/07     5.33          15,810,640
     100,000,000  Greyhawk Funding, LLC                                                    09/17/07     5.33          98,859,250
      50,000,000  Greyhawk Funding, LLC                                                    07/20/07     5.34          49,859,875
      50,000,000  Greyhawk Funding, LLC                                                    09/17/07     5.34          49,429,083
      50,000,000  Greyhawk Funding, LLC                                                    07/12/07     5.36          49,918,417
     100,000,000  Lexington Parker Capital Company, LLC                                    07/17/07     5.30          99,768,667
      14,688,000  Market Street Funding, LLC                                               07/19/07     5.35          14,648,856
----------------                                                                                                   -------------
     581,488,000  Total Asset Back Commercial Paper                                                                  577,629,357
----------------                                                                                                   -------------
Commercial Paper (2.05%)
-----------------------------------------------------------------------------------------------------------------------------------
$     50,000,000  Army & Air Force                                                         08/27/07     5.33%      $  50,000,000
      50,000,000  Bank of America                                                          09/20/07     5.33          49,408,250
      18,100,000  Cornell University                                                       08/08/07     5.32          17,999,696
----------------                                                                                                   -------------
     118,100,000  Total Commercial Paper                                                                             117,407,946
----------------                                                                                                   -------------
Domestic Certificates of Deposit (3.40%)
-----------------------------------------------------------------------------------------------------------------------------------
$     50,000,000  SunTrust Bank Floating Rate CD (2)                                       11/19/07     5.29%      $  50,001,917
      20,000,000  Wilmington Trust Company                                                 08/06/07     5.31          20,000,000
      50,000,000  Wilmington Trust Company                                                 12/21/07     5.36          50,000,000
      50,000,000  Wilmington Trust Company                                                 09/17/07     5.31          50,000,000
      25,000,000  Wilmington Trust Company                                                 07/19/07     5.35          25,000,000
----------------                                                                                                   -------------
     195,000,000  Total Domestic Certificate of Deposit                                                              195,001,917
----------------                                                                                                   -------------
Eurodollar Certificates of Deposit (8.58%)
-----------------------------------------------------------------------------------------------------------------------------------
$     50,000,000  Alliance & Leicester PLC                                                 07/09/07     5.34%      $  50,000,000
      67,000,000  Alliance & Leicester PLC                                                 09/05/07     5.32          66,997,384
      90,000,000  Bayerische Hypo-Und Vereinsbank                                          09/25/07     5.33          90,000,000
      50,000,000  Credit Agricole Indosuez                                                 07/11/07     5.32          49,999,811
      25,000,000  Credit Industriel et Commercial                                          07/25/07     5.36          25,000,000
      50,000,000  Credit Industriel et Commercial                                          07/10/07     5.33          50,000,000
      60,000,000  DNB Nordbank                                                             09/26/07     5.33          60,000,000
      75,000,000  Societe Generale                                                         12/19/07     5.37          75,000,000
      25,000,000  Societe Generale                                                         10/16/07     5.34          25,000,357
----------------                                                                                                   -------------
     492,000,000  Total Eurodollar Certificates of Deposit                                                           491,997,552
----------------                                                                                                   -------------

Floating Rate Securities (7.24%)
-----------------------------------------------------------------------------------------------------------------------------------
$    100,000,000  Bank of America Federal Funds Floater  (3)                               09/14/07     5.30%      $ 100,000,000
     100,000,000  Bank of America Federal Funds Floater  (3)                               10/19/07     5.30         100,000,000
      50,000,000  General Electric Capital Corp.  (4)                                      01/03/08     5.41          50,024,602
      50,000,000  Goldman Sachs & Co.                                                      04/16/08     5.35          50,000,000
      25,000,000  JPMorgan Chase & Co. Extendable LIBOR Floating Rate Note  (5)            08/11/08     5.30          25,000,000
      40,000,000  Merrill Lynch & Co. Extendible Floater  (6)                              04/18/08     5.30          40,000,000
      50,000,000  Sigma Finance Inc.  (7)                                                  12/13/07     5.33          49,998,818
----------------                                                                                                   -------------
     415,000,000  Total Floating Rate Securities                                                                     415,023,420
----------------                                                                                                   -------------
Foreign Commercial Paper (5.30%)
-----------------------------------------------------------------------------------------------------------------------------------
$     50,000,000  Anglo Irish Bank Corporation PLC                                         12/17/07     5.37%      $  48,772,403
      69,153,000  Britannia Building Society                                               08/16/07     5.31          68,689,099
      31,225,000  Britannia Building Society                                               08/22/07     5.32          30,988,210
      79,830,000  Britannia Building Society                                               08/29/07     5.33          79,140,513
      27,000,000  Britannia Building Society                                               09/20/07     5.33          26,680,455
      50,000,000  Yorkshire Building Society                                               10/10/07     5.32          49,273,361
----------------                                                                                                   -------------
     307,208,000  Total Foreign Commercial Paper                                                                     303,544,041
----------------                                                                                                   -------------
Letter of Credit Commercial Paper (1.47%)
-----------------------------------------------------------------------------------------------------------------------------------
$     55,000,000  Dean Health Systems, Inc.
                  LOC M&I Marshall & Ilsley                                                07/12/07     5.30%      $  54,911,267
      30,000,000  ICICI Bank Ltd.
                  LOC Fortis Bank                                                          02/01/08     5.32          29,082,666
----------------                                                                                                   -------------
      85,000,000  Total Letter of Credit Commercial Paper                                                             83,993,933
----------------                                                                                                   -------------
Loan Participations (3.11%)
-----------------------------------------------------------------------------------------------------------------------------------
$     62,000,000  Equitable Life Assurance Society
                  LOC JPMorgan Chase                                                       03/21/08     5.38%      $  62,000,000
       3.130,000  KFDT LP - Series 2005
                  LOC Fifth Third Bank                                                     04/01/35     5.37           3,130,000
      33,000,000  McGraw Hill Companies                                                    08/06/07     5.32          33,000,000
      25,300,000  McGraw Hill Companies                                                    08/23/07     5.35          25,300,000
      30,000,000  McGraw Hill Companies                                                    11/05/07     5.37          30,000,000
      25,000,000  McGraw Hill Companies                                                    12/04/07     5.39          25,000,000
----------------                                                                                                   -------------
     178,430,000  Total Loan Participations                                                                          178,430,000
----------------                                                                                                   -------------
Medium Term Note (0.52%)
-----------------------------------------------------------------------------------------------------------------------------------
$     30,000,000  Barclays Bank PLC                                                        11/02/07     5.41%      $  30,000,000
----------------                                                                                                   -------------
      30,000,000  Total Medium Term Note                                                                              30,000,000
----------------                                                                                                   -------------
Repurchase Agreement (0.09%)
-----------------------------------------------------------------------------------------------------------------------------------
$      5,000,000  UBS Securities,LLC,purchased on 06/29/07, repurchase proceeds at maturity $5,002,146 (Collateralized by $36,146,622, GNMA,
                  4.00% to 15.00%, due 10/15/07 to 06/20/37, value $5,101,681.36)          07/02/07    5.15%      $   5,000,000
----------------                                                                                                  -------------
       5,000,000  Total Repurchase Agreement                                                                          5,000,000
----------------                                                                                                  -------------
Variable Rate Demand Instruments (8) (10.12%)
-----------------------------------------------------------------------------------------------------------------------------------
$      2,900,000  Allied Services, Ltd - Series 2006
                  LOC Fifth Third Bank                                                     03/01/21     5.37%      $   2,900,000
         275,000  Automated Packaging Systems
                  LOC National City Bank                                                   10/01/08     5.48             275,000
       1,893,000  Aztec Properties, LLC
                  LOC Firststar Bank                                                       08/01/20     5.43           1,893,000
       1,725,000  Baird Properties, LLC
                  LOC Columbus Bank & Trust                                                12/01/26     5.39           1,725,000
       8,225,000  Beacon Orthopedics Facilities, LLC - Series 2004
                  LOC Fifth Third Bank                                                     02/01/24     5.41           8,225,000
       2,760,000  Bennett Realty LLC - Series 2003
                  LOC Fifth Third Bank                                                     04/01/23     5.37           2,760,000
         880,000  Big Brothers Big Sisters Association of Greater Columbus
                  - Series 2000
                  LOC Fifth Third Bank                                                     12/01/20     5.37             880,000
       4,000,000  Bluegrass Wireless, LLC
                  LOC Fifth Third Bank                                                     02/01/12     5.37           4,000,000
       3,025,000  Bob Sumerel Tire  Co, Inc.
                  LOC Fifth Third Bank                                                     04/01/19     5.37           3,025,000
       2,635,000  Briarwood Investments, LLC - Series 2003
                  LOC Federal Home Loan Bank of Cincinnati                                 04/01/23     5.40           2,635,000
       1,260,000  Butler County Surgical Properties
                  LOC Fifth Third Bank                                                     03/01/23     5.37           1,260,000
       2,960,000  Butler County Surgical Properties
                  LOC Fifth Third Bank                                                     07/01/25     5.37           2,960,000
       1,500,000  Capital Development Corp
                  LOC Fifth Third Bank                                                     07/01/28     5.37           1,500,000
       5,075,000  Capital Markets Access Company, LLC.
                  (Cape Coral Medical & Surgical Suites, LLC Project)
                  LOC Suntrust Bank                                                        08/01/20     5.37           5,075,000
       4,010,000  Carmichael Imaging, LLC
                  LOC Regions Bank                                                         11/01/10     5.32           4,010,000
       3,500,000  CFM International Inc. - Series 1999A ((9))
                  Guaranteed by General Electric Company                                   01/01/10     5.41           3,500,000
       4,900,000  Charles William Properties, LLC - Series 2004
                  Insured by Federal Home Loan Bank                                        08/01/29     5.35           4,900,000
      23,000,000  Church of the Highlands, Inc.
                  LOC Amsouth Bank                                                         01/01/23     5.34          23,000,000
      11,315,000  City of Auburn, AL
                  Industrial Development & Infrastructure RB - Series 2004A
                  LOC Allied Irish Bank                                                    05/01/24     5.35          11,315,000
       2,055,000  CMW Real Estate LLC
                  LOC Firststar Bank                                                       06/01/20     5.38           2,055,000
      10,720,000  Columbus, GA Development Authority RB
                  (Four J.S. Family, LLP Project) - Series 2002
                  LOC Columbus Bank & Trust Company                                        12/01/22     5.32          10,720,000
      10,035,000  Columbus, GA Development Authority RB
                  (Woodmont Properties, LLC
                  Greystone Farms II Project) - Series 2006
                  LOC Columbus Bank & Trust Co. Company                                    02/01/26     5.37          10,035,000
       4,620,000  Crestmont Nursing Home- Series 2004
                  LOC Fifth Third Bank                                                     03/01/24     5.35           4,620,000
       5,000,000  Cubba Capital II, LLC - Series 2006B
                  LOC Charter One Bank                                                     09/01/56     5.37           5,000,000
       6,215,000  Cubba Capital II, LLC - Series 2006A
                  LOC Comerica Bank                                                        03/01/55     5.37           6,215,000
       4,000,000  D&G Conduit LLC
                  LOC Amsouth Bank                                                         10/01/23     5.35           4,000,000
       1,785,000  D.E.D.E. Realty - Series 1998
                  LOC Fifth Third Bank                                                     12/01/11     5.37           1,785,000
       9,850,000  D.G.Y. Real Estate LP - Series 2000A
                  LOC PNC Bank, N.A.                                                       05/01/20     5.35           9,850,000
       1,780,000  Delta Capital LLC - Series 1996B
                  LOC JPMorgan Chase Bank, N.A.                                            10/01/26     5.42           1,780,000
       3,900,000  Development Authority of Cobb County, GA
                  LOC Bank of North Georgia                                                01/01/32     5.37           3,900,000
       1,990,000  Eagles Landing, LLC
                  LOC Regions Bank                                                         12/01/26     5.35           1,990,000
       2,800,000  East Kentucky Network, LLC
                  LOC Fifth Third Bank                                                     02/01/16     5.37           2,800,000
       7,460,000  El Dorado Enterprises of Miami, Inc. - Series 2000
                  LOC First Union National Bank                                            06/01/20     5.44           7,460,000
       8,450,000  Elsinore Properties LLP - Series 1999
                  LOC Fifth Third Bank                                                     01/01/29     5.37           8,450,000
       2,225,000  Erie County, NY IDA RB
                  (Niagara-Maryland LLC Project) - Series 2003
                  LOC Manufacturers and Traders Trust Co.                                  06/01/23     5.40           2,225,000
       3,290,000  FE, LLC - Series 1998A
                  LOC Fifth Third Bank                                                     04/01/28     5.35           3,290,000
       2,745,000  Fiore Capital LLC - Series 2005A
                  LOC M & I Marshall & Ilsley Bank                                         08/01/45     5.32           2,745,000
         815,000  First Metropolitan Title Company Demand Notes - Series 1999
                  LOC LaSalle Bank, N.A.                                                   05/01/24     5.42             815,000
      11,135,000  Flint River Services, Inc. - Series 2005
                  LOC Columbus Bank & Trust Company                                        01/01/30     5.36          11,135,000
      14,935,000  Ft. Northport, LLC - Series 2004
                  LOC Regions Bank                                                         12/01/31     5.32          14,935,000
      17,000,000  Fuller Road Management Corp.
                  LOC Key Bank, N.A.                                                       07/01/37     5.37          17,000,000
       1,395,000  G&J Land Management - Series 1996
                  LOC Fifth Third Bank                                                     12/01/17     5.38           1,395,000
       3,535,000  G&L Manufacturing, Inc.
                  LOC Fifth Third Bank                                                     07/01/20     5.37           3,535,000
       3,910,000  Gardner Publications - Series 2000
                  LOC Fifth Third Bank                                                     10/01/10     5.37           3,910,000
      10,915,000  Gastro Partners Land Company, LLC - Series 2005
                  LOC Union Planters Bank                                                  03/01/35     5.35          10,915,000
       1,125,000  GCG Portage L.L.C.
                  LOC Old Kent Bank & Trust Company                                        02/01/26     5.42           1,125,000
       8,000,000  Genoa Medical Development, LLC
                  LOC Fifth Third Bank                                                     12/01/45     5.37           8,000,000
       2,615,000  GMC Financing LLC
                  LOC FHLB - WRAP                                                          06/01/30     5.32           2,615,000
       2,535,000  Governor's Village LLC - Series 2000
                  LOC Fifth Third Bank                                                     03/01/20     5.37           2,535,000
       5,550,000  Graf Brothers Flooring, Inc. - Series 2005
                  LOC Fifth Third Bank                                                     05/01/20     5.37           5,550,000
      12,450,000  Health Care RB
                  LOC ABN Amro Bank, N.A.                                                  02/01/26     5.36          12,450,000
      12,294,150  Herman & Kittle Capital, LLC - Series 2005 (10)
                  LOC Fifth Third Bank                                                     06/01/55     5.32          12,294,150
       1,860,000  HFA of Lee County, FL MHRB
                  (University Club Apartments) - Series 2002B
                  Guaranteed by Federal National Mortgage Association                      05/15/35     5.32           1,860,000
       2,805,000  Hostun LLC - Series 2004
                  LOC U.S. Bank, N.A.                                                      12/01/27     5.41           2,805,000
       2,815,000  Hudson Toyota and Hyundai Realty LLC - Series 2003
                  LOC Fifth Third Bank                                                     04/01/23     5.37           2,815,000
       1,000,000  Indian Creek Christian Church Inc.
                  LOC Fifth Third Bank                                                     12/01/55     5.37           1,000,000
       1,260,000  Joe Holland Chevrolet, Inc. - Joe Holland Chrysler LLC
                  (The Holland Family Limited Partnership Number 1) - Series 2004
                  LOC Fifth Third Bank                                                     07/01/24     5.37           1,260,000
       2,925,000  Kenwood County Club, Incorporated - Series 2005
                  LOC US Bank, N.A.                                                        12/01/15     5.43           2,925,000
       2,215,000  Kingston Healthcare Company - Series 1997A
                  LOC Fifth Third Bank                                                     11/01/17     5.38           2,215,000
       1,715,000  Kingston Healthcare Company - Series 1998
                  LOC Fifth Third Bank                                                     03/01/18     5.38           1,715,000
       4,715,000  Kingston Healthcare Corporation
                  LOC Fifth Third Bank                                                     08/01/25     5.32           4,715,000
       3,875,000  Kool Capital, LLC
                  LOC Michigan National Bank                                               04/01/29     5.49           3,875,000
       4,700,000  Lake Mary Bay Limited Partnership - Series 2005
                  LOC Amsouth Bank                                                         03/01/25     5.32           4,700,000
       4,575,000  Lakeland Income Properties, LLC - Series 2004
                  LOC Federal Home Loan Bank                                               04/01/29     5.32           4,575,000
       2,495,000  Landmark Church of Christ - Series 2005
                  LOC Columbus Bank & Trust Company                                        04/01/20     5.32           2,495,000
       5,315,000  Laurel County, KY Industrial Building RB
                  (Consolidated Biscuit Company Project)
                  LOC Fifth Third Bank                                                     03/01/15     5.38           5,315,000
       1,900,000  Lauren Company, LLC - Series 2003
                  LOC Wells Fargo Bank, N.A.                                               07/01/33     5.40           1,900,000
       1,250,000  Louisiana Endoscopy Center, INC.
                  LOC Union Planter Bank                                                   03/01/35     5.35           1,250,000
         315,000  LRV Enterprises, LLC - Series 1996
                  LOC National City Bank                                                   09/01/21     5.48             315,000
         600,000  Mayfair Village Retirement Center, Inc., KY - Series 1995
                  LOC PNC Bank, N.A.                                                       05/15/09     5.36             600,000
       6,850,000  MBE Investment Company LLC - Series 2004A
                  LOC Comerica Bank                                                        12/01/54     5.37           6,850,000
       1,755,000  Mercer County, OH HealthCare Facilities Revenue Boards
                  LOC Fifth Third Bank                                                     04/01/23     5.37           1,755,000
       1,205,000  Michigan City, IN EDC
                  LOC Fifth Third Bank                                                     10/01/13     5.37           1,205,000
       6,555,000  Michigan Equity Group, LLC
                  (Oakland Investment Company Project) - Series 2004A
                  LOC Fifth Third Bank                                                     04/01/34     5.37           6,555,000
       4,800,000  Mississippi Business Finance Corporation
                  (Potery Barn Inc. Project) - Series 2004
                  LOC Bank of America, N.A.                                                06/01/24     5.40           4,800,000
       2,850,000  Mississippi Business Finance Corporation
                  LOC Regions Bank                                                         02/01/21     5.32           2,850,000
       3,500,000  Mississippi Business Finance Corporation
                  (Attala Steel Industries, LLC Project) - Series 2005
                  Guaranteed by Federal Home Loan Bank                                     07/01/20     5.32           3,500,000
         530,000  Mississippi Business Finance Corporation IDRB
                  (Howard Industries Inc. Project) - Series 1995
                  LOC Amsouth Bank                                                         06/01/10     5.32             530,000
       7,225,000  Mississippi Business Finance Corporation IDRB
                  (Lextron - Visteon Leasing, LLC Project) - Series 2003
                  LOC JPMorgan Chase Bank                                                  12/01/27     5.36           7,225,000
       1,025,000  MMR Development Corp.
                  LOC Fifth Third Bank                                                     05/01/23     5.37           1,025,000
       7,160,000  Montgomery County, PA  MHRB
                  (Brookside Manor Apartments) - Series 2001A
                  Collateralized by Federal National Mortgage Association                  08/15/31     5.32           7,160,000
      10,000,000  Moore Orthopedic Clinic -Land, LLC - Series 2006
                  LOC National Bank of South Carolina                                      08/01/31     5.37          10,000,000
       7,610,000  MSCH Real Estate Investors,LLC - Series 2004
                  LOC First Tennessee Bank, N.A.                                           09/01/21     5.35           7,610,000
       2,235,000  Mt. Carmel West Medical Office Building - Series 1999
                  LOC National City Bank                                                   08/01/19     5.38           2,235,000
       2,900,000  Nebar Investments, LLC - Series 2005
                  LOC Fifth Third Bank                                                     07/01/50     5.37           2,900,000
       4,455,000  New Hampshire Health & Educational Facility Authority RB
                  (Weeks Medical Center Issue) - Series 2005B
                  LOC Allied Irish Bank                                                    07/01/35     5.28           4,455,000
       1,430,000  New York City, NY IDA Civic Facility Revenue
                  LOC Key Bank, N.A.                                                       06/01/27     5.36           1,430,000
       2,980,000  Northern Kentucky Cancer Center, LLC - Series 2003
                  LOC US Bank, N.A.                                                        05/01/24     5.43           2,980,000
       2,560,000  OHC Real Estate LLC - Series 2006A
                  LOC US Bank, N.A.                                                        11/01/26     5.43           2,560,000
       1,310,000  OHC Real Estate LLC - Series 2006B
                  LOC US Bank, N.A.                                                        11/01/26     5.43           1,310,000
       1,205,000  Ordeal Properties LLC
                  LOC Key Bank, N.A.                                                       10/01/12     5.37           1,205,000
       3,420,000  Parker Towing Company Inc. - Series 2006
                  LOC Amsouth Bank                                                         06/01/11     5.37           3,420,000
       2,885,000  Putnam County, NY IDA IDRB
                  (Broad Reach, LLC Project) - Series 2006A
                  LOC Charter One Bank                                                     07/01/32     5.42           2,885,000
       5,000,000  Real Estate and Medical Center
                  LOC Fifth Third Bank                                                     05/01/57     5.37           5,000,000
         915,000  Putnam County, NY IDA IDRB
                  (Broad Reach, LLC Project) - Series 2006B
                  LOC Charter One Bank                                                     07/01/14     5.42             915,000
       4,755,000  Reynolds Road Fitness Center - Series 1998
                  LOC Fifth Third Bank                                                     01/01/19     5.37           4,755,000
       3,490,000  Robert C. Fox Jr. (Fox Racing Shoe Project) -  Series A
                  LOC Comerica Bank                                                        06/01/33     5.39           3,490,000
       3,965,000  Rockwood Quarry LLC - Series 2002
                  LOC Fifth Third Bank                                                     12/01/22     5.35           3,965,000
      10,178,000  Saber Management LLC - Series 2006
                  LOC Charter One Bank                                                     07/01/56     5.37          10,178,000
       4,800,000  Santa Rosa Property Holdings, LLC - Series 2006
                  LOC Columbus Bank & Trust Company                                        08/01/31     5.37           4,800,000
       6,270,000  Scott Street Land Company, Ltd. - Series 2000
                  LOC Fifth Third Bank                                                     01/03/22     5.37           6,270,000
       3,330,000  Servaas, Inc. - Series 2003
                  LOC Fifth Third Bank                                                     03/01/13     5.37           3,330,000
       3,105,000  Shepherd Capital LLC
                  LOC Fifth Third Bank                                                     03/15/49     5.49           3,105,000
       6,100,000  South Central Communications Corporation - Series 2003
                  LOC Fifth Third Bank                                                     04/01/18     5.35           6,100,000
      15,515,000  Southeast Alabama Gas District RB (Lateral Project)-Series 2000
                  Insured by AMBAC Assurance Corporation                                   06/01/25     5.32          15,515,000
       5,000,000  St. Johns County IDA First Mortgage RB
                  (Presbyterian Retirement Communities Project) - Series 2004B
                  LOC Allied Irish Banks                                                   08/01/34     5.42           5,000,000
       1,000,000  Stony Creek LLC
                  LOC Columbus Bank & Trust                                                12/01/41     5.38           1,000,000
      18,705,000  SWC Princeton, LLC - Series 2006
                  LOC Compass Bank                                                         03/01/32     5.32          18,705,000
       1,840,000  Taylor Stell, Inc.
                  LOC Key Bank, N.A.                                                       02/01/23     5.37           1,840,000
       6,775,000  Three Reading LP
                  LOC Federal Home Loan Bank                                               06/01/24     5.41           6,775,000
       3,010,000  The Physicians' Center, L.P.
                  LOC Federal Home Loan Bank                                               10/01/29     5.35           3,010,000
       5,780,000  Shoppes at Edgewater
                  LOC Amsouth Bank                                                         01/01/23     5.32           5,780,000
       2,280,000  Tireless Corporation - Series 1999
                  LOC Fifth Third Bank                                                     04/01/19     5.37           2,280,000
       2,875,000  Town of Islip, NY IDA (Brentwood Real Estate LLC)-Series 2000
                  LOC CitiBank, N.A.                                                       11/01/20     5.35           2,875,000
       1,435,000  Trendway Corporation - Series 1996
                  LOC ABN Amro Bank, N.A.                                                  12/01/26     5.42           1,435,000
       6,170,000  Triple Crown Investments, LLC- Series 2004
                  LOC Federal Home Loan Bank                                               08/01/25     5.35           6,170,000
       2,615,000  Twelfth Street Partners, LLC
                  LOC Fifth Third Bank                                                     04/01/25     5.37           2,615,000
       4,595,000  Upper Illinois River Valley Development Authority
                  LOC Bank of America                                                      12/01/21     5.35           4,595,000
       3,572,000  Washington State HFC Non-Profit Housing RB
                  (Rockwood Program) - Series B (10)
                  LOC Wells Fargo Bank, N.A.                                               01/01/30     5.31           3,572,000
       2,060,000  Wellington Green, LLC
                  LOC Charter One Bank                                                     04/01/29     5.37           2,060,000
       3,400,000  West Coast Pack, LLC- Series 2005
                  LOC ABN Amro Bank, N.A.                                                  07/01/35     5.39           3,400,000
       1,815,000  Wholesome Group, LLC - Series 2005
                  LOC Fifth Third Bank                                                     10/01/20     5.37           1,815,000
      15,425,000  William Morris Realty Greystone, LLC - Series 2007
                  LOC Regions Bank                                                         03/01/32     5.36          15,425,000
       4,800,000  Willow Creek Interest LLC, OH - Series 2005
                  LOC Fifth Third Bank                                                     04/01/25     5.37           4,800,000
       1,590,000  Wisconsin Housing Preservation Corporation - Series 2005
                  LOC M & I Marshall & Ilsley Bank                                         05/01/35     5.32           1,590,000
       2,100,000  Woods Group TN, LLC - Series 2006
                  LOC Amsouth Bank                                                         09/01/31     5.38           2,100,000
----------------                                                                                                   -------------
     580,012,150  Total Variable Rate Demand Instruments                                                             580,012,150
----------------                                                                                                   -------------
Yankee Certificates of Deposit (47.69%)
-----------------------------------------------------------------------------------------------------------------------------------
$    100,000,000  Abbey National Bank Floating Rate YCD  (11)                              04/07/08     5.29%      $  99,981,323
      25,000,000  Abbey National Bank Floating Rate YCD  (12)                              11/21/07     5.27          24,998,070
     100,000,000  Banco Bilbao de Vizcaya                                                  09/07/07     5.32         100,000,000
      50,000,000  Banco Bilbao de Vizcaya                                                  12/20/07     5.19          49,970,273
     100,000,000  Banco Bilbao de Vizcaya Floating Rate YCD  (13)                          04/07/08     5.30          99,985,087
      50,000,000  Barclays Bank PLC                                                        07/26/07     5.31          50,000,000
      50,000,000  Barclays Bank PLC                                                        08/07/07     5.31          50,000,000
     100,000,000  Barclays Bank PLC                                                        03/05/08     5.34         100,000,000
      50,000,000  Bayerische Hypo-Und Vereinsbank                                          08/31/07     5.31          50,000,000
      75,000,000  Bayerische Landesbank Girozentrale                                       08/21/07     5.31          75,000,000
     100,000,000  BMO                                                                      06/17/08     5.40         100,000,000
      75,000,000  Calyon Floating Rate YCD  (14)                                           09/05/07     5.32          75,000,000
      30,000,000  Calyon North America, Inc, YTM 5.33%                                     09/13/07     5.30          29.998.079
      40,000,000  CIBC Floating Rate YCD  (15)                                             11/26/07     5.38          39,998,442
     100,000,000  CIBC Floating Rate YCD  (16)                                             12/20/07     5.35         100,000,000
      75,000,000  CIBC Floating Rate YCD                                                   05/08/08     5.40          75,000,000
      50,000,000  CIBC Floating Rate YCD                                                   05/21/08     5.38          50,000,000
     100,000,000  Credit Industriel et Commercial                                          07/19/07     5.30          99,999,755
      50,000,000  Credit Industriel et Commercial                                          07/16/07     5.33          50,000,000
      25,000,000  Credit Industriel et Commercial                                          05/27/08     5.33          25,000,000
      25,000,000  Credit Suisse                                                            10/16/07     5.32          25,000,000
     100,000,000  Credit Suisse First Boston Floating Rate YCD (17)                        12/17/07     5.38         100,000,000
      50,000,000  Credit Suisse Yankee                                                     05/22/08     5.31          50,000,000
      40,000,000  Credit Suisse Yankee                                                     06/04/08     5.37          40,000,000
      25,000,000  Deutsche Bank                                                            10/24/07     5.41          25,000,000
     100,000,000  Deutsche Bank                                                            03/05/08     5.39         100,000,000
      50,000,000  Deutsche Bank                                                            03/07/08     5.38          50,000,000
      50,000,000  Deutsche Bank                                                            04/24/08     5.40          50,000,000
      30,000,000  Deutsche Bank N/C                                                        12/17/07     5.34          30,000,000
      35,000,000  Deutsche Zentral - Genossenschaftsb                                      07/30/07     5.31          35,000,000
      50,000,000  HSH Nordbank AG                                                          07/16/07     5.33          50,000,000
     100,000,000  HSH Nordbank AG Floating Rate YCD (18)                                   03/13/08     5.29          99,993,096
      50,000,000  HSH Nordbank AG Floating Rate YCD (18)                                   03/17/08     5.29          49,996,506
      50,000,000  Norddeutsche Landesbank Girozentral                                      07/16/07     5.34          50,000,000
      50,000,000  Norddeutsche Landesbank Girozentral                                      11/29/07     5.33          50,000,000
      20,000,000  Norddeutsche Landesbank Girozentral                                      04/07/08     5.41          20,000,000
      50,000,000  Norddeutsche Landesbank Girozentral                                      07/16/07     5.33          50,000,051
      25,000,000  Royal Bank of Canada                                                     11/09/07     5.40          25,000,000
     100,000,000  Societe Generale Floating Rate YCD ((19))                                12/17/07     5.38         100,000,000
      50,000,000  Societe Generale Floating Rate YCD ((20))                                01/08/08     5.39          50,000,000
     100,000,000  Standard Chartered Bank PLC Floating Rate YCD ((21))                     04/07/08     5.29          99,988,806
      50,000,000  Standard Chartered Bank PLC Floating Rate YCD ((22))                     04/07/08     5.30          49,991,604
      70,000,000  Svenska Handelsbanken                                                    10/26/07     5.37          69,992,970
      18,460,000  Unicredito Italiano Spa                                                  07/16/07     5.29          18,460,000
     100,000,000  Unicredito Italiano Spa                                                  08/27/07     5.31         100,000,000
----------------                                                                                                  --------------
   2,733,460,000  Total Yankee Certificates of Deposit                                                             2,733,354,062
----------------                                                                                                  --------------
                  Total Investments (99.65%) (cost $5,744,394,379+)                                                5,711,394,379
                  Cash and other assets, net of liabilities (0.35%)                                                   20,024,474
                                                                                                                  --------------
                  Net Assets (100.00%)                                                                            $5,731,418,853
                                                                                                                  ==============
                  Net Asset Value, offering and redemption price per share:
                  Advantage Shares, 3,132,170,789 shares outstanding                                              $         1.00
                                                                                                                  ==============
                  Institutional Class, 732,872,945 shares outstanding                                             $         1.00
                                                                                                                  ==============
                  Institutional Service Shares, 243,667,530 shares outstanding                                    $         1.00
                                                                                                                  ==============
                  Retail Class, 1,116,798,310 shares outstanding                                                  $         1.00
                                                                                                                  ==============
                  Short Term Income Shares, 151,135,842 shares outstanding                                        $         1.00
                                                                                                                  ==============
                  Pinnacle, 168,302,458 shares outstanding                                                        $         1.00
                                                                                                                  ==============
                  Investor, 186,460,879 shares outstanding                                                        $         1.00
                                                                                                                  ==============

FOOTNOTES:

1) The interest rate shown  reflects the  security's                          12) The interest rate is adjusted monthly based upon
   current  coupon,  unless yield is available.                                   one month LIBOR minus 0.0325%.
2) The interest rate is adjusted monthly based upon                           13) The  interest  rate  is adjusted quarterly based
   one month LIBOR minus 0.03%.                                                   upon three month LIBOR minus 0.055%.
3) The interest  rate is adjusted daily based  upon                           13) The interest  rate  is adjusted  quarterly based
   Federal Funds Target plus 0.05%.                                               upon three month LIBOR minus 0.055%.
4) The interest rate is adjusted quarterly based upon                         14) The interest  rate  is adjusted daily based upon
   three month LIBOR plus 0.06%.                                                  Federal Funds Target plus 0.07%.
5) The interest rate is adjusted monthly based upon                           15) The interest rate  is  adjusted daily based upon
   one month LIBOR minus 0.02%.                                                   Federal Funds Target plus 0.14%.
6) The interest rate is adjusted monthly based upon                           16) The interest  rate  is adjusted daily based upon
   one month LIBOR minus 0.035%.                                                  Federal Funds Target plus 0.10%.
7) The interest rate is adjusted  daily  based upon                           17) The interest rate  is  adjusted daily based upon
   Federal Funds prime minus 0.02925%                                             Federal Funds Target plus 0.135%.
8) Securities  payable on demand at  par  including                           18) The interest rate is adjusted monthly based upon
   accrued interest (with seven days' notice).                                    one month LIBOR minus 0.03%.
   Interest rate is adjusted weekly.                                          19) The interest  rate is adjusted daily  based upon
9) The interest rate is adjusted weekly based upon                                Federal Funds Target plus 0.125%.
   the average one month LIBOR plus 0.05%.                                    20) The interest rate is adjusted daily  based  upon
10)Securities payable on demand at par including                                  Federal Funds Target plus 0.14%.
   accrued interest (with one day notice).Interest                            21) The interest rate is adjusted monthly based upon
   rate is adjusted daily.                                                        one month LIBOR minus 0.035%.
11)The interest rate is adjusted monthly based upon                           22) The interest rate is adjusted monthly based upon
   three month LIBOR minus 0.06%.                                                 three month LIBOR minus 0.0525%.


   Note 1) Valuation of Securities -
Investments are valued at amortized cost, which approximates market value. Under this valuation method, a portfolio instrument is valued at cost and any discount or premium is amortized on a constant basis to the maturity of the instrument. If fluctuating interest rates cause the market value of the Fund's portfolio to deviate more than 1/2 of 1% from the value determined on the basis of amortized cost, the Board of Trustees will consider whether any action should be initiated. The maturity of variable rate demand instruments is deemed to be the longer of the period required before the Fund is entitled to receive payment of the principal amount or the period remaining until the next interest rate adjustment.


KEY:
      CD        =   Certificate of Deposit                       FHLB      =    Federal Home Loan Bank
      GNMA      =   Government National Mortgage Association     LOC       =    Letter of Credit
      HFA       =   Housing Finance Authority                    MHRB      =    Multi-Family Housing Revenue Bond
      IDRB      =   Industrial Revenue Bond                      RB        =    Revenue Bond
      IDA       =   Industrial Development Authority             YCD       =    Yankee Certificate of Deposit
      HFC       =   Housing Finance Commission



-------------------------------------------------------------------------------
DAILY INCOME FUND
U.S. TREASURY PORTFOLIO
STATEMENT OF NET ASSETS
JUNE 30, 2007
(UNAUDITED)
===============================================================================


      Face                                                                                 Maturity    Current          Value
     Amount                                                                                  Date     Coupon (1)      (Note 1)
-----------                                                                                  ----     ----------      --------
Repurchase Agreements (49.74%)
-----------------------------------------------------------------------------------------------------------------------------------
$     50,000,000  Bank of America Securities, LLC, purchased on 06/29/07, repurchase proceeds at maturity $50,017,708 (Collateralized by $45,469,000,
                  U.S. Treasury Note, 7.25% to 8.125%, due 8/15/19 to 08/15/22,
                  value $24,879,593, U.S. Treasury Bill Note, 4.875%, due 7/31/11,
                  Value $25,121,599)                                                       07/02/07     4.25%     $   50,000,000
     225,000,000  Bear, Stearns & Co., Inc., purchased on 06/29/07, repurchase proceeds at maturity $225,098,625 (Collateralized by $372,518,457,
                  GNMA, 5.375% to 10.00%, due 09/15/07 to 03/20/37, value
                  $229,500,082)                                                            07/02/07     5.26         225,000,000
      65,000,000  Goldman Sachs., purchased on 06/29/07,
                  repurchase proceeds at maturity $65,023,021 (Collateralized by
                  67,921,000, U.S. Treasury Bill,  0.00%, 12/27/07,
                  value $66,300,404.94)                                                    07/02/07     4.25          65,000,000
     140,000,000  Merrill Lynch Pierce Fenner & Smith Co., purchased on 06/29/07, repurchase proceeds at maturity $140,046,667 (Collateralized by
                  $124,913,000, U.S. Treasury Note, 3.875% to 6.125%,
                  08/15/07 to 05/15/10, value $69,917,689, U.S. Treasury Bond,
                  8.125% to 9.125%, due 11/15/15 to 08/15/21)                              07/02/07     4.00         140,000,000
     145,000,000  UBS Securities, LLC, purchased on 06/29/07, repurchase proceeds at maturity $145053,167 (Collateralized by $310,309,000, TINT, 0.000%,
                  due 08/15/13 to 11/15/27, value $108,088,685, TPRX, 7.625%,
                  due 02/15/25, value $39,812,229)                                         07/02/07     4.40         145,000,000
----------------                                                                                                  --------------
     625,000,000  Total Repurchase Agreements                                                                        625,000,000
----------------                                                                                                  --------------
U.S. Government Obligations (48.88%)
-----------------------------------------------------------------------------------------------------------------------------------
$    550,000,000  U.S. Treasury Bill                                                       07/05/07     3.50%     $  549,800,639
      35,000,000  U.S. Treasury Note, 4.98%                                                05/15/08     3.79          34,633,170
      30,000,000  U.S. Treasury Note, 5.00%                                                05/15/08     3.79          29,684,551
----------------                                                                                                  --------------
     615,000,000  Total U.S. Government Obligations                                                                  614,118,360
----------------                                                                                                  --------------
                  Total Investments (98.62%) (cost $1,239,118,360+)                                                1,239,118,360
                  Cash and other assets, net of liabilities (1.38%)                                                   17,344,930
                                                                                                                  --------------
                  Net Assets (100.00%)                                                                            $1,256,463,290
                                                                                                                  ==============
                  Net Asset Value, offering and redemption price per share:
                  Advantage Shares, 24,861,542 shares outstanding                                                 $         1.00
                                                                                                                  ==============
                  Investor Class, 186,460,879 shares outstanding                                                  $         1.00
                                                                                                                  ==============
                  Institutional Service Class,10,122 shares outstanding                                          $         1.00
                                                                                                                  ==============
                  Institutional Class, 10,127 shares outstanding                                                  $         1.00
                                                                                                                  ==============
                  +  Aggregate cost for federal income tax purposes is identical.



   Note 1) Valuation of Securities -
Investments are valued at amortized cost, which approximates market value. Under this valuation method, a portfolio instrument is valued at cost and any discount or premium is amortized on a constant basis to the maturity of the instrument. If fluctuating interest rates cause the market value of the Fund's portfolio to deviate more than 1/2 of 1% from the value determined on the basis of amortized cost, the Board of Trustees will consider whether any action should be initiated. The maturity of variable rate demand instruments is deemed to be the longer of the period required before the Fund is entitled to receive payment of the principal amount or the period remaining until the next interest rate adjustment.

KEY:
      GNMA     =   Government National Mortgage Association
      TINT     =   U.S. Treasury Interest Strip
      TPRX     =   U.S. Treasury Principal Strip

-------------------------------------------------------------------------------
DAILY INCOME FUND
U.S. GOVERNMENT PORTFOLIO
STATEMENT OF NET ASSETS
JUNE 30, 2007
(UNAUDITED)
===============================================================================


      Face                                                                                 Maturity    Current          Value
     Amount                                                                                  Date     Coupon (1)      (Note 1)
-----------                                                                                  ----     ----------      --------
Loan Participation (8.42%)
-----------------------------------------------------------------------------------------------------------------------------------
$     25,000,000  Army and Air Force Exchange Service with JPMorgan Chase & Co.             08/27/07     5.33%      $  25,000,000
----------------                                                                                                    -------------
      25,000,000  Total Loan Participation                                                                             25,000,000
----------------                                                                                                    -------------
Repurchase Agreements (42.12%)
-----------------------------------------------------------------------------------------------------------------------------------
$     25,000,000  Bank of America Securities, LLC, purchased on 06/29/07, repurchase proceeds at maturity $25,010,417 (Collateralized by $32,482,334
                  GNMA, 4.50% to 8.15%, due 04/15/12 to 06/20/37
                  Value $25,500,000)                                                        07/02/07     5.00%      $  25,000,000
      30,000,000  Citigroup Global Markets Inc, purchased on 06/29/07, repurchase proceeds at maturity $30,012,750 (Collateralized by $247,522,917,
                  AGY, 0.00% to 5.00%, due 01/20/32 to 06/16/37,
                  value $30,600,001)                                                        07/02/07     5.10          30,000,000
      70,000,000  UBS Securities, LLC, purchased on 06/29/07, repurchase proceeds at maturity $70,030,917 (Collateralized by $133,451,000, FNMA, 4.50%,
                  due 01/15/15 to 04/15/30, value $71,404,232)                              07/02/07     5.30          70,000,000
----------------                                                                                                    -------------
     125,000,000  Total Repurchase Agreements                                                                         125,000,000
----------------                                                                                                    -------------
U.S. Government Agency Discount Notes (27.78%)
-----------------------------------------------------------------------------------------------------------------------------------
$      5,000,000  Federal Farm Credit Bank                                                  08/14/07     5.26%      $   4,968,833
      20,000,000  Federal Home Loan Bank                                                    07/02/07     5.16          19,997,361
      30,000,000  Federal Home Loan Bank                                                    04/11/07     5.16          29.996.000
       1,018,000  Federal Home Loan Mortgage Corporation                                    12/07/07     5.18             994,980
       1,000,000  Federal Home Loan Mortgage Corporation                                    09/20/07     5.23           4,942,715
       5,000,000  Federal Home Loan Mortgage Corporation                                    05/23/08     5.20           4,771,100
       2,059,000  Federal National Mortgage Association                                     04/04/07     5.19           2,038,371
       5,000,000  Federal National Mortgage Association                                     04/09/07     5.22           4.888.479
       5,000,000  Federal National Mortgage Association                                     04/25/07     5.22           4.928.186
       5,000,000  Federal National Mortgage Association                                     10/26/07     5.24           4.918.019
----------------                                                                                                    -------------
      80,077,000  Total U.S. Government Agency Discount Notes                                                          82,444,044
----------------                                                                                                    -------------
U.S. Government Agency Medium Term Notes (21.70%)
-----------------------------------------------------------------------------------------------------------------------------------
$      5,000,000  Federal Home Loan Bank                                                    04/30/08     5.25%      $   5,000,000
       5,000,000  Federal Home Loan Bank                                                    11/01/07     5.25           5,000,000
       5,990,000  Federal Home Loan Bank                                                    11/16/07     5.13           5,990,000
       5,000,000  Federal Home Loan Bank (4)                                                05/07/08     5.30           5,000,000
       5,000,000  Federal Home Loan Bank (5)                                                01/11/08     5.32           5,000,000
       5,000,000  Federal Home Loan Bank                                                    03/20/08     5.25           5,000,000
       5,000,000  Federal Home Loan Bank                                                    04/09/08     5.38           5,000,000
       5,000,000  Federal Home Loan Bank                                                    08/23/07     4.50           4,995,191
       5,000,000  Federal Home Loan Mortgage Corporation (4)                                01/28/08     5.01           4,994,328
       5,000,000  Federal Home Loan Mortgage Corporation (4)                                03/27/08     5.36           5,000,000
       3,000,000  Federal Home Loan Mortgage Corporation (4)                                06/30/08     3.07           2,934,283
       2,500,000  Federal National Mortgage Association (4)                                 07/17/07     2.75           2,497,264
       5,000,000  Federal National Mortgage Association                                     09/14/07     5.00           4,997,335
       3,000,000  Federal National Mortgage Association                                     11/21/07     5.15           2,998,481
----------------                                                                                                    -------------
      64,490,000  Total U.S. Government Agency Medium Term Notes                                                       64,406,881
----------------                                                                                                    -------------
                  Total Investments (100.02%) (cost $296,850,925+)                                                    296,850,925
                  Liabilities in excess of cash and other assets (-0.02%)                                                 (58,134)
                                                                                                                    -------------
                  Net Assets (100.00%)                                                                              $ 296,792,791
                                                                                                                    =============
                  Advantage Shares,            224,861,542  shares outstanding                                      $        1.00
                                                                                                                    =============
                  Retail Class,                 71,998,021  shares outstanding                                      $        1.00
                                                                                                                    =============
                  Institutional Service Class,      10,122  shares outstanding                                      $        1.00
                                                                                                                    =============
                  Institutional Class,              10,127  shares outstanding                                      $        1.00
                                                                                                                    =============
                  + Aggregate cost for federal income tax purposes is identical.


FOOTNOTES:

Note 1 Valuation of Securities -
Investments are valued at amortized cost. Under this valuation method, a portfolio instrument is valued at cost and any discount or premium is amortized on a constant basis to the maturity of the instrument. The maturity of variable rate demand instruments is deemed to be the longer of the period required before the Fund is entitled to receive payment of the principal amount or the period remaining until the next interest rate adjustment
KEY:

FMNT      =    Freddie Mac Fixed Rate Note
FNMA      =    Federal National Mortgage Association
GNMA      =    Government National Mortgage Association

-------------------------------------------------------------------------------
DAILY INCOME FUND
MUNICIPAL PORTFOLIO
STATEMENT OF NET ASSETS
JUNE 30, 2007
(UNAUDITED)
-------------------------------------------------------------------------------

                                                                                                                      Ratings (1)
                                                                                                                  -----------------
    Face                                                                        Maturity  Current       Value              Standard
   Amount                                                                         Date   Coupon (2)   (Note 1)    Moody's  & Poor's
---------                                                                         ----   ----------   --------    -------  --------
Put Bonds (3) (6.08%)
-----------------------------------------------------------------------------------------------------------------------------------
$  1,000,000  City of Dayton, KY Industrial Building Revenue                    10/01/07     4.25%   $   860,000
   2,100,000  Clipper Tax Exempt Certificates Trust
              (Massachusetts Non-AMT) - Series 2001-4
              Insured by MBIA Insurance Corporation                             09/06/07     3.65      2,100,000   VMIG-1
   6,500,000  Harford County, MD EDRB (A O. Smith)
              LOC Comerica Bank                                                 09/03/07     3.95      6,500,000     P-1       A-1
   3,500,000  Intermountain Power Agency, UT Power Supply RB - Series 1985F
              Insured by AMBAC Assurance Corporation                            09/17/07     3.64      3,500,000   VMIG-1      A-1+
     175,000  Michigan Oaklan County EDC RB (Orchard-Maple Project)
              LOC LaSalle National Bank                                         11/15/07     4.03        175,000
   1,440,000  Michigan Oakland County EDC RB (Orchard-Maple Project)
              LOC LaSalle National Bank                                         11/15/07     4.03      1,440,000
   2,500,000  Michigan Strategiv Fund                                           10/01/07     3.85      2,500,000
   1,700,000  North Carolina Industrial Facility PCFA RB
              (GVK America Inc. Project) (4)
              LOC Wachovia Bank & Trust Company, N.A.                           09/04/07     4.00      1,700,000
------------                                                                                         -----------
  18,775,000 Total Put Bonds                                                                          18,775,000
------------                                                                                         -----------
Tax Exempt Commercial Paper (6.70%)
-----------------------------------------------------------------------------------------------------------------------------------
$  1,000,000  City of St. Louis, MO Airport RN
              (Lambert-St. Louis International Airport) - 2004
              LOC JPMorgan Chase Bank                                           05/17/07     3.85%   $ 1,000,000     P-1       A-1+
   1,000,000  Oklahoma City Water Utilities Trust - Series A
              LOC State Street Bank & Trust Co.                                 05/02/07     3.72      1,000,000     P-1       A-1+
   5,000,000  Pendleton County, KY Multi-County Lease Revenue
              LOC JPMorgan Chase Bank                                           09/06/07     3.80      5,000,000     P-1       A-1+
   3,700,000  San Antonio, TX Water and Sewer - Series A                        08/09/07     3.75      3,700,000     P-1       A-1+
  10,000,000  Washington DC Metropolitan Transit
              LOC Wachovia Bank & Trust Company, N.A.                           09/12/07     3.75     10,000,000     P-1       A-1+
------------                                                                                         -----------
  20,700,000 Total Tax Exempt Commercial Paper                                                        20,700,000
------------                                                                                         -----------
Tax Exempt General Obligation Notes & Bonds (19.71%)
-----------------------------------------------------------------------------------------------------------------------------------
$  1,000,000  Brillion Wisconsin Public School District                         04/01/08     4.24%   $ 1,001,212
   1,100,000  Butler County, OH BAN                                             09/20/07     3.80      1,101,610    MIG-1
   1,500,000  Cambridge, WI School District TRAN (4)                            09/05/07     3.77      1,499,827
   2,345,000  Clark County, OH BAN                                              06/12/08     3.99      2,350,336
   1,231,500  Clinton County, OH BANS                                           01/24/08     3.73      1,235,624
   2,500,000  Concord, CO Metropolitan District Refunding & Improvement Bond
              LOC Wells Fargo                                                   12/01/07     3.75      2,500,000               A-1+
   2,300,000  East Troy, WI Community School District TRAN (4)                  10/05/07     3.70      2,300,562
   1,500,000  Elkhorn, WI Area School District
              Tax & Revenue Anticipation Notes                                  08/24/07     3.80      1,499,147
     700,000  Fairfield County, OH                                              04/01/08     3.90        703,286
   1,000,000  Iowa Higher Education Loan Authority Revenue
              LOC LaSalle National Bank                                         05/20/08     3.75      1,006,339              SP-1
   1,000,000  Iowa Higher Education Loan Authority Revenue
              LOC US Bank, N.A.                                                 05/20/08     3.70      1,006,829              SP-1
   3,000,000  Lake Superior, MN Independent School District #381
              Aid and Anticipation Certificates - Series B                      08/27/07     3.85      3,003,440    Aa2
   1,000,000  Maine State Housing Authority Mortgage RB - Series H              12/14/07     3.62      1,000,000   VMIG-1     A-1+
   1,292,000  Marion County, Ohio YTM 3.72%                                     05/01/08     3.72      1,295,941
   2,280,000  Memphis, TN Health Educational & Housing Board MHRB
              (Lamar Crossing Apartments Project)
              Guaranteed by Federal Home Loan Bank                              09/19/07     3.99      2,280,000
   1,000,000  Menomonie, WI Area School District TRAN (4)                       09/04/07     3.73        999,886
   1,400,000  Merton, WI Community School District TRAN (4)                     10/26/07     3.75      1,399,680
  10,000,000  Neshaminy, PA School District TRAN                                06/30/07     3.90     10,023,400
   1,000,000  New Richmond, WI School District BAN                              06/06/08     3.91      1,001,796    MIG-1
   6,000,000  North St. Paul Maplewood, MN Independent School District
              District #622 Aid and Anticipation Certificates (4)               08/13/07     3.85      6,004,265
   1,460,000  Oklahoma County, OK Finance Authority MHRB (Oakwood Village)
              LOC Arvest Bank                                                   09/19/07     4.13      1,460,000               A-1+
   4,900,000  Prior Lake Savage Area Schools, MN
              Independent School District # 719                                 08/13/07     3.85      4,903,073
   2,300,000  St. Louis, MO General Fund RB TAN                                 06/30/08     3.75      2,316,537    MIG-1     SP-1+
   5,000,000  Texas State TRAN                                                  08/31/07     4.50      5,006,261    MIG-1     SP-1+
   4,000,000  Waunakee, WI Community School District (4)                        10/09/07     3.74      4,002,497
------------                                                                                         -----------
  60,808,500 Total Tax Exempt General Obligation Notes & Bonds                                        60,901,334
------------                                                                                         -----------
Variable Rate Demand Instruments-Private Placements (0.41% )
-----------------------------------------------------------------------------------------------------------------------------------
$  1,270,000  St. Cloud, MN (Kelly Inn Project) - Private Placement
              LOC U.S. Bank                                                     04/01/13     3.90%   $ 1,270,000     P-1       A-1+
------------                                                                                         -----------
   1,270,000  Variable Rate Demand Instruments-Private Placements                                      1,270,000
------------                                                                                         -----------
Variable Rate Demand Instruments (5) (76.72%)
-----------------------------------------------------------------------------------------------------------------------------------
$  2,000,000  ABN AMRO MUNITPS Certificate Trust, CO - Series 2005-14
              Guaranteed by FGIC                                                06/01/13     3.78%   $ 2,000,000     P-1       A-1+
   6,900,000  Albuquerque, NM Airport RB RRFunding Sub Lien - Series 1995
              Insured by AMBAC Assurance Corporation                            07/01/14     3.73      6,900,000   VMIG-1      A-1
   5,205,000  Auburn, AL Non-Profit HDA MHRB (Lakeside Project)
              LOC Columbus Bank & Trust Company                                 09/01/27     3.94      5,205,000               A-1
   2,905,000  BB & T Municipal Trust Floater - Series 1006
              LOC Branch Bank & Trust                                           02/22/20     3.91      2,905,000   VMIG-1
   4,900,000  BB & T Municipal Trust Floater - Series 1002
              LOC Branch Bank & Trust                                           11/06/23     3.91      4,900,000   VMIG-1
   4,700,000  BB & T Municipal Trust Floater - Series 1004
              LOC Branch Bank & Trust                                           11/01/25     3.91      4,700,000   VMIG-1
   2,400,000  Birmingham, AL Special Care Facilities Financing Authority RB
              (United Cerebral Palsy of Greater Birmingham, Inc. Project)
              Series 2006
              LOC AmSouth Bank                                                  12/01/19     3.79      2,400,000   VMIG-1
   2,750,000  Broward County, FL HFA (Sailboat Bend Asristlofts)
              LOC Citibank N.A.                                                 04/15/38     3.82      2,750,000               A-1+
   2,000,000  Calcasieu Parish, LA Pub TR Authority Gulf Opportunity Zone RB
              (Delta Equine CTR LLC Project)
              LOC Branch Bank & Trust Company                                   01/01/32     3.87      2,000,000
   1,150,000  Caledonia, WI IDRB
              (Quick Cable Corpoation Project) - Series 1998 (4)
              LOC Fifth Third Bank                                              12/01/18     3.86      1,150,000
   2,000,000  Carroll County, GA Development Authority RB
              (Royal Metal Products) - Series 2007
              LOC Branch Bank & Trust Company                                   01/18/27     3.87      2,000,000   VMIG-1
  16,800,000  Charlotte-Mecklenburg, NC Hospital Authority North Carolina
              Health Care System RB - Series 1996D                              01/15/26     3.73     16,800,000   VMIG-1      A-1+
   5,605,000  Chicago, IL MHRB (Sankofa Housing Project) - Series B
              LOC Harris Trust                                                  12/01/08     3.81      5,605,000   VMIG-1
   1,110,000  City of Lima, OH Health Care Facilites RB
              (Allen County Health Partners) - Series 2005
              LOC Huntington National Bank                                      11/01/25     3.83      1,110,000     P-1
   1,870,000  Cleveland - Cuyahoga County, OH Port Authority RB
              (CBT Project) - Series 2007
              LOC Charter One Bank                                              06/01/31     3.89      1,870,000     P-1       A-1+
  5,584,590   Clipper Tax Exempt Trust COPs - (Oklahoma) - Series 2004-3 (4)    07/01/09     3.82      5,584,590
  1,000,000   Collier County, FL IDA IDA (Allete, Inc. Project)
              LOC Wells Fargo Bank, N.A                                         10/01/25     3.80      1,000,000               A-1+
  4,000,000   Connecticut Development Authority Solid Waste Disposal
              Facility RB (Rand-Whitney Containerboard Limited Partnership
              Project) - Series 1993
              LOC Bank of Montreal                                              08/01/23     3.78      4,000,000   VMIG-1      A-1+
    105,000   Connecticut HEFA RB (Yale University)                             07/01/36     3.80        105,000   VMIG-1      A-1+
  3,000,000   Connecticut HEFA RB (Yale University)                             07/01/29     3.63      3,000,000   VMIG-1      A-1+
  2,270,000   Connecticut HEFA RB (Yale University)                             07/01/36     3.63      2,270,000   VMIG-1      A-1+
  1,000,000   Connecticut HEFA RB (Hospital of Saint Raphael Issue) - Series M
              LOC KBC Bank                                                      07/01/24     3.70      1,000,000   VMIG-1      A-1
  2,000,000   Connecticut State Special Tax Obligation RB - Series 1
              (Second Lien Transportation Infrastructure)
              Insured by FSA                                                    12/01/10     3.75      2,000,000     P-1       A-1+
  2,000,000   County of Henry, OH Improment RB (Henry County Hospital, Inc)
              - Series 2006
              LOC Key Bank, N.A                                                 03/01/31     3.80      2,000,000     P-1       A-1
  7,630,000   Dade County, FL Water & Sewer System RB - Series 1994
              Insured by FGIC                                                   10/05/22     3.73      7,630,000   VMIG-1      A-1+
  6,000,000   Dauphin County, PA General Authority Health System RB
              (Pinnacle Health System Project) - Series 2005
              Insured by FSA                                                    08/15/27     3.73      6,000,000   VMIG-1      A-1+
  4,000,000   Dayton-Montgomery County Port
              LOC Deutsche Post                                                 02/01/37     3.91      4,000,000   VMIG-1      A-1
  6,900,000   Delaware State EDA Revenue (Delaware Hospice Inc Project)
              LOC Wilmington Trust Company                                      02/01/32     3.84      6,900,000   VMIG-1
   5,925,000  Douglas County, NE IDRB
              (Phillips Manufacturing Project) - Series 2002
              LOC Wells Fargo Bank, N.A.                                        12/01/18     3.83      5,925,000               A-1+
   2,315,000  Eagle Tax-Exempt Trust, J Series Class A Cops Related to State of
              Florida Full Faith and Credit, State Board of Education Capital
              Outlay Bonds 2003 Series B                                        06/01/33     3.80      2,315,000               A-1+
   1,000,000  Floating Rate Trust Receipts - Series 2006 FR/RI - K47
              (Relating to Connecticut Housing Finance Authority Housing
              Mortgage Program Finance Bonds 2006 Series F Subseries F-1)       11/15/15     3.77      1,000,000   VMIG-1
   6,290,000  Florida Higher Educational Facilitlites Financing Authority
              (Southeastern University, Inc. Project)
              LOC Regions Bank                                                  12/02/30     3.75      6,290,000   VMIG-1
   1,055,000  Frisco City, AL IDRB
              LOC Royal Bank of Canada                                          11/01/29     3.84      1,055,000               A-1
   3,000,000  Illinois Development Finance Authority
              (Butterfield Creek Project) - Series 1999 AMT
              LOC LaSalle Bank N.A.                                             04/01/39     3.87      3,000,000               A-1
   1,760,000  Illinois Development Finance Authority IDRB
              (DCS Diversified Coating Systems, Inc. Project) - Series 2002 (4)
              LOC Fifth Third Bank                                              09/01/17     3.87      1,760,000
   3,400,000  Illinois Development Finance Authority
              (Glewood School For Boys) - Series 1998
              LOC Harris Trust & Savings Bank                                   02/01/33     3.83      3,400,000               A-1+
   2,825,000  Illinois Finance Authority
              (Pollman North America, Inc. Project) - Series 2005D
              LOC Fifth Third Bank                                              12/01/25     3.86      2,825,000     P-1       A-1+
   1,700,000  Illinois Development Authority IDRB
              (U.S. Acrylic, Inc. Project) - Series 2003 (4)
              LOC Fifth Third Bank                                              08/01/33     3.86      1,700,000
   4,020,000  Indiana Development Finance Authority, Educational Facilities RB
              (Sycamore Schools, Inc Project) - Series 2004
              LOC Key Bank, N.A.                                                08/01/24     3.83      4,020,000   VMIG-1      A-1
     900,000  Jefferson County, KY Industrial Building (R.C. TWAY Company,
              Kentucky Manufacturing Company Project) Series 1998
              LOC Fifth Third Bank                                              06/01/18     3.97        900,000     P-1       A-1+
   1,370,000  Jefferson County, KY Lease Program RB (Kentucky League of
              Cities Fund Trust) - Series 20000
              LOC U.S. Bank, N.A.                                               03/01/30     3.87      1,370,000   VMIG-1
  15,180,000  Kansas Department of Transportation Adjustable Tender
              Highway Revenue Refunding Bonds - Series 2004 C1                  09/01/21     3.71     15,180,000   VMIG-1      A-1+
   2,400,000  La Porte County, IN EDC RB
              (Universal Forest Products) - Series 2000 (4)
              LOC LaSalle Bank Midwest N.A.                                     11/01/20     3.89      2,400,000
   1,000,000  Lagrange County, IN EDRB (SV Realty LLC Project) - Series 2006
              LOC Fifth Third Bank                                              03/01/26     3.86      1,000,000     P-1       A-1+
   2,615,000  Lee County, FL Industrial Development Authority Health Care
              Facilities RB (Shady Rest Care Pavilion Project)
              LOC Fifth Third Bank                                              06/01/25     3.79      2,615,000     P-1       A-1+
   4,700,000  Lubbock, TX Educational Facilities Authority
              (Lubbock Christian Univeristy)
              LOC Allied Irish Bank                                             05/01/29     3.82      4,700,000   VMIG-1
   1,800,000  Manchester, GA Development Authority
              (G&S Metal Consultants) - Series 2006
              LOC Fifth Third Bank                                              10/01/26     3.86      1,800,000     P-1       A-1+
   2,000,000  Marion County, FL IDA RB
              (Capris Furniture Industries Project) - Series 2005
              LOC SunTrust Bank                                                 02/01/25     3.89      2,000,000     P-1       A-1+
   1,000,000  Memphis, TN Health Educational and Housing Facilities Board
              MHRB (Ashland Lakes Apartments)  - Series 2006A
              LOC U.S. Bank, N.A.                                               08/01/41     3.82      1,000,000               A-1+
   2,500,000  Metropolitan Nashville, TN Airport Authority Airport
              Improvement RB - Series 2006
              Insured by AMBAC Assurance Corporation                            07/01/26     3.83      2,500,000               A-1+
   2,350,000  Michigan State Strategic Fund Limited Obligation RB
              (Nuvar Properties LLC Project) - Series 2007
              LOC Fifth Third Bank                                              04/01/37     3.86      2,350,000     P-1       A-1+
   2,500,000  Michigan State Strategic Fund Limited Obligation RB
              (Grand River Infrastructure, Inc.) - Series 2006 (4)
              LOC Fifth Third Bank                                              06/01/14     3.86      2,500,000
   1,925,000  Michigan State Strategic Fund (Sintel, Inc. Project)
              - Series 2005 (4)
              LOC Fifth Third Bank                                              10/01/30     3.86      1,925,000
   1,500,000  Michigan State Strategic Fund Limited Obligation RB
              (Envelope Printery Inc Project)
              LOC Fifth Third Bank                                              03/01/27     3.86      1,500,000
   1,400,000  Morehead, KY Lease Program RB (Kentucky League of Cities
              Fund Trust) - Series 2004 A
              LOC U.S. Bank, N.A.                                               06/01/34     3.79      1,400,000   VMIG-1
   1,450,000  Nashville & Davidson County, TN
              (Wedgewood Tower Project) - Series 2004 A (4)
              LOC Amsouth Bank, N.A.                                            06/01/34     3.91      1,450,000     P-1       A-1
   3,500,000  Neveda Housing Division MHRB (Golden Apartment Project)
              LOC Federal Home Loan Mortgage Corporation                        10/01/37     3.82      3,500,000               A-1+
     630,000  New Jersey Economic Development Authority EDRB
              (CVC Specialty Chemicals Project) - Series 2001
              LOC Wachovia Bank, N.A.                                           05/01/11     3.73        630,000
   4,200,000  New Ulm, MN Hospital Refunding RB (The Health Central
              Systems Project) - Series 1985
              LOC Wells Fargo Bank, N.A                                         08/01/14     3.80      4,200,000               A-1+
   1,000,000  Olathe,KS IDRB Multi-Modal(Diamant Boart Project)-Series 1997A (4)
              LOC Svenska Handelsbanken                                         03/01/27     3.87      1,000,000
   1,200,000  Orland Park, IL IDRB (Panduit Corp Project) - Series 1996
              LOC Fifth Third Bank                                              04/01/31     3.89      1,200,000               A-1+
   3,000,000  Palm Beach County, FL RB (Northern Gallery and School of Art
              Community Foundation for Palm Beach & Martin Counties)
              - Series 1995
              LOC Northern Trust                                                05/01/25     3.75      3,000,000               A-1+
   2,600,000  Pennsylvania EDFA EDRB
              (Joseph R & Nancy L Delsignore Project) - Series 2005B2
              LOC PNC Bank, N.A.                                                08/01/30     3.80      2,600,000     P-1       A-1+
   1,800,000  Pennsylvania EDFA EDRB
              (North America Communications, Inc. Project) - Series 2005B3
              LOC PNC Bank, N.A.                                                08/01/12     3.80      1,800,000     P-1       A-1+
   1,975,000  Port Bellingham, WA Industrial Development Corporation
              (BP West Coast Products LLC Project) - Series 2003                03/01/38     3.96      1,975,000   VMIG-1      A-1+
   1,840,000  Revenue Certificate Service Trust                                 12/01/34     3.95      1,840,000
   1,795,000  Richardson, TX Independent School District
              (Unlimited Tax School Building Bond) - Series 2000
              Guaranteed by Texas Permanent School Fund                         08/15/24     3.73      1,795,000   VMIG-1      A-1+
   2,000,000  Rockingham County, NC IDRB PCFA
              (Eden Customs Processing, LLC Project) Series 2004 (4)
              LOC Branch Bank & Trust Company                                   01/01/17     3.87      2,000,000
   2,200,000  Rockingham, NC IDRB PCFA
              (Whiteridge Plastics Project) - Series 2003 (4)
              LOC Branch Bank & Trust Company                                   03/01/15     3.87      2,200,000
   3,035,000  SC Jobs EDA Authority
              National Bank of South Carolina                                   06/01/24     3.80      3,035,000     P-1
   2,365,000  South Carolina Jobs EDA RB
              (DCS Diversified Coating Systems, Inc Project) - Series 2002
              LOC Branch Bank & Trust Company                                   04/01/17     3.87      2,365,000   VMIG-1
   1,325,000  South Carolina Ridgeland Township SC RB - LRC Ridgeland LLC
              Project - A
              LOC Columbus Bank & Trust                                         09/01/21     3.83      1.325.000     P-1       A-1
   1,100,000  Texas Calhoun County INDL Development Authority                   01/01/24     3.96      1,100,000   VMIG-1      A-1+
    3,000,00  Virginia Port Authority Facility RB
              Insured by FGIC                                                   07/01/36     3.83      3,000,000               A-1+
   2,750,000  Washington State EDFA
              (Summer Building LLC Project) - Series 2005F
              LOC KeyBank, N.A.                                                 12/01/30     3.87      2,750,000     P-1       A-1
   2,800,000  Washington State HFC MHRB  -
              (Seasons Apartment Project) Series 2006
              Collateralized by Federal National Mortgage Association           12/15/40     3.82      2,800,000   VMIG-1
   2,100,000  West Des Moines,IA RB Woodgrain Millwork Inc Project)-Series 1995
              LOC Wells Fargo Bank, N.A.                                        04/01/10     3.93      2,100,000     P-1       A-1+
   3,400,000  Will-Kankakee Regional Development Authority, IL IDRB - Series A
              LOC Fifth Third Bank                                              08/01/36     3.86      3,400,000     P-1       A-1+
------------                                                                                       -------------
 236,979,590  Total Variable Rate Demand Instruments                                                 236,979,590
------------                                                                                       -------------
              Total Investments (109.62%) (cost $338,625,924+)                                       338,625,924
              Liabilities in excess of cash and other assets (-9.62%)                                (29,729,262)
                                                                                                   -------------
              Net Assets (100.00%)                                                                 $ 308,896,662
                                                                                                   =============
              Net Asset Value, offering and redemption price per share:
              Advantage Shares, 139,146,528  shares outstanding                                    $        1.00
                                                                                                   =============
              Institutional Class, 10,090  shares outstanding                                      $        1.00
                                                                                                   =============
              Institutional Service Shares, 10,084  shares outstanding                             $        1.00
                                                                                                   =============
              Retail Class, 53,554,475  shares outstanding                                         $        1.00
                                                                                                   =============
              Short Term Income Shares, 116,175,485  shares outstanding                            $        1.00
                                                                                                   =============
              +   Aggregate cost for federal income tax purposes is identical.


FOOTNOTES:
1) Unless the securities are assigned their own ratings, the ratings are those of the bank whose letter of credit guarantees the issue or the insurance company who insures the issue. All letters of credit and insurance are irrevocable and direct pay covering both principal and interest. Ratings are unaudited.

2) In addition, certain issuers may have either a line of credit, a liquidity facility, a standby purchase agreement or some other financing mechanism to ensure the remarketing of the securities. This is not a guarantee and does not serve to insure or collateralize the issue.

3) The interest rate shown reflects the security's current coupon, unless yield is available.

4)   The maturity date indicated for the put bonds is the next put date.

5) Securities that are not rated that the Adviser has determined to be of comparable quality to those rated securities in which the Fund invests.

6) Securities payable on demand at par including accrued interest (usually with seven days notice) and where indicated are unconditionally secured as to principal and interest by a bank letter of credit. The interest rates are adjustable and are based on bank prime rates or other interest rate adjustment indices. The rate shown is the rate in effect at the date of this statement.

   Note 1) Valuation of Securities -

Investments are valued at amortized cost, which approximates market value. Under this valuation method, a portfolio instrument is valued at cost and any discount or premium is amortized on a constant basis to the maturity of the instrument. If fluctuating interest rates cause the market value of the Fund's portfolio to deviate more than 1/2 of 1% from the value determined on the basis of amortized cost, the Board of Trustees will consider whether any action should be initiated. The maturity of variable rate demand instruments is deemed to be the longer of the period required before the Fund is entitled to receive payment of the principal amount or the period remaining until the next interest rate adjustment.


KEY:
      AMT      =  Alternate Minimum Tax                         HFC       =  Housing Finance Commission
      BAN      =  Bond Anticipation Note                        IDA       =  Industrial Development Authority
      COPs     =  Certificates of Participation                 IDC       =  Industrial Development Corporation
      EDA      =  Economic Development Authority                IDRB      =  Industrial Development Revenue Bond
      EDC      =  Economic Development Corporation              LOC       =  Letter of Credit
      EDFA     =  Economic Development Finance Authority        MHRB      =  Multi-Family Housing Revenue Bond
      EDRB     =  Economic Development Revenue Bond             PCFA      =  Pollution Control Finance Authority
      FGIC     =  Financial Guaranty Insurance Company          RB        =  Revenue Bond
      FSA      =  Financial Security Assurance                  RN        =  Revenue Notes
      HEFA     =  Health and Education Facilities Authority     HFA       =  Housing Finance Authority
      HDA      =  Housing Development Authority                 TRAN      =  Tax and Revenue Anticipation Note


ITEM 2: CONTROLS AND PROCEDURES


(a) The registrant's Principal Executive Officer and Principal Financial Officer have evaluated the design and operation of the registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the registrant's disclosure controls and procedures were effective in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized and reported on a timely basis.

(b) There were no changes in the registrant's internal controls over financial reporting that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to affect, the registrant's internal controls over financial reporting.

ITEM 3: EXHIBITS


Certifications of Principal Executive Officer and Principal Financial Officer, under Rule 30a-2(a) of the Investment Company Act of 1940.

                                  SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant) Daily Income Fund

By (Signature and Title)*        /s/ Anthony Pace
                                 -------------------
                                 Anthony Pace, Treasurer and Assistant Secretary

Date: August 29, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*           /s/ Steven W. Duff
                                    ------------------
                                    Steven W. Duff, President

Date:  August 29, 2007

By (Signature and Title)*        /s/ Anthony Pace
                                 ----------------
                                 Anthony Pace, Treasurer and Assistant Secretary

Date:  August 29, 2007

* Print the name and title of each signing officer under his or her signature.